Property, Plant and Equipment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 1,513
Property, plant and equipment at end of period	1,495
Construction in progress	259	£ 204
Investment property	17	£ 17
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,773
Additions	139
Disposals	(175)
Property, plant and equipment at end of period	2,737
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,260)
Additions	(83)
Disposals	101
Property, plant and equipment at end of period	(1,242)
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	641
Property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	889
Additions	31
Disposals	(63)
Property, plant and equipment at end of period	857
Property | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(270)
Additions	(9)
Disposals	63
Property, plant and equipment at end of period	(216)
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	216
Office fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	823
Additions	44
Disposals	(9)
Property, plant and equipment at end of period	858
Office fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(618)
Additions	(31)
Disposals	7
Property, plant and equipment at end of period	(642)
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	0
Computer software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	72
Additions	0
Disposals	0
Property, plant and equipment at end of period	72
Computer software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(72)
Additions	0
Disposals	0
Property, plant and equipment at end of period	(72)
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	534
Operating lease assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	722
Additions	41
Disposals	(81)
Property, plant and equipment at end of period	682
Operating lease assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(145)
Additions	(33)
Disposals	30
Property, plant and equipment at end of period	(148)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	104
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	267
Additions	23
Disposals	(22)
Property, plant and equipment at end of period	268
Right-of-use assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(155)
Additions	(10)
Disposals	1
Property, plant and equipment at end of period	£ (164)